[USAA EAGLE LOGO]         USAA CORNERSTONE STRATEGY FUND

                          SUPPLEMENT DATED APRIL 5, 2002
                   TO THE PROSPECTUS AND INFORMATION STATEMENT
                              DATED MARCH 25, 2002


INSERT THE FOLLOWING INFORMATION AT THE END OF THE LAST PARAGRAPH ON PAGE 3 OF THE PROSPECTUS AND INFORMATION STATEMENT.

In connection with the Reorganization, IMCO currently expects to reduce the number of small cap stock category holdings and to make selected changes in the large cap stock category holdings of the Growth Strategy Fund to manage the portfolio more efficiently. The sale of holdings in connection with the Reorganization may result in the Growth Strategy Fund incurring transaction costs and realizing gains (or losses) that would not otherwise have been realized.

INSERT THE FOLLOWING INFORMATION AFTER THE LAST SENTENCE OF THE FIRST FULL PARAGRAPH ON PAGE 4 OF THE PROSPECTUS AND INFORMATION STATEMENT.

In connection with the Reorganization, IMCO currently expects to liquidate the corporate debt holdings of the Growth Strategy Fund to align that Fund's holdings with those of the Cornerstone Strategy Fund. The sale of these holdings in connection with the Reorganization may result in the Growth Strategy Fund incurring transaction costs and realizing gains (or losses) that would not otherwise have been realized.

INSERT THE FOLLOWING INFORMATION BEFORE THE LAST SENTENCE OF THE SECTION ENTITLED DIVIDENDS AND OTHER DISTRIBUTIONS ON PAGE 5 OF THE PROSPECTUS AND INFORMATION STATEMENT.

Prior to the Closing Date, IMCO may undertake certain transactions to more effectively manage the tax consequences of the Growth Strategy Fund. These transactions may be subject to the risks of market fluctuation. IMCO anticipates that any capital gains the Growth Strategy Fund realizes from these transactions would be offset by capital loss carry forwards.

EFFECTIVE MARCH 29, 2002, R. DAVID ULLOM BECAME THE ASSET ALLOCATION MANAGER OF THE CORNERSTONE STRATEGY FUND, REPLACING MARK W. JOHNSON. MR. JOHNSON CONTINUES AS THE PORTFOLIO MANAGER FOR THE PRECIOUS METALS AND MINERALS SECURITIES AND REAL ESTATE SECURITIES INVESTMENT CATEGORIES. MR. ULLOM ALSO CONTINUES AS THE PORTFOLIO MANAGER FOR THE U.S. STOCKS INVESTMENT CATEGORY.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      41191-0402
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[USAA EAGLE LOGO]         USAA CORNERSTONE STRATEGY FUND
                          SUPPLEMENT DATED APRIL 5, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 25, 2002



DELETE THE LAST PARAGRAPH OF THE NOTES TO THE PRO FORMA COMBINED FINANCIAL STATEMENTS AND REPLACE WITH THE FOLLOWING LANGUAGE.

In connection with the Reorganization, IMCO currently expects to liquidate the corporate debt holdings of the Growth Strategy Fund to align that Fund's holdings with those of the Cornerstone Strategy Fund. Also in connection with the Reorganization, IMCO currently expects to reduce the number of small cap stock category holdings and to make selected changes in the large cap stock category holdings in an effort to manage the portfolio more efficiently. The sale of these holdings in connection with the Reorganization may result in the Growth Strategy Fund incurring transaction costs and realizing gains (or losses) that would not otherwise have been realized.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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